Costs and expenses by nature (Details 3 - Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Costs and expenses by nature
Reversal of tax contingencies	R$ 102,431
Provision for success fee in tax proceedings	R$ 9,333